Performance Management	Aug. 28, 2025
EIC Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund’s Class A Shares for the past ten calendar years and show how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the performance of the value segment of the market in which the Fund primarily invests. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.eicvalue.com. Current returns may be lower or higher. Call 877-342-0111 for the latest month-end performance figures.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund’s Class A Shares for the past ten calendar years and show how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the performance of the value segment of the market in which the Fund primarily invests.
Bar Chart Does Not Reflect Sales Loads [Text]	The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed.
Bar Chart [Table]

Bar Chart Closing [Text Block]	Calendar Year-to-Date Total Return as of June 30, 2025: 9.57% During the periods shown in the chart
Best Quarter	Worst Quarter
15.77%	(24.07)%
(December 31, 2020)	(March 31, 2020)

Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return	9.57%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.77%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
EIC Value Fund — Class A Shares Average Annual Total Returns for the Periods Ended December 31, 2024	1 Year	5 Years	10 Years	Since Inception (May 19, 2011)
Class A Shares Return Before Taxes[1]	5.13%	9.98%	8.08%	9.09%
Return After Taxes on Distributions[1]	3.09%	8.19%	6.42%	7.72%
Return After Taxes on Distributions and Sale of Shares	4.59%[2]	7.63%	6.11%	7.20%
S&P 500® Index (reflects no deductions for fees or expenses or taxes)[3]	25.02%	14.53%	13.10%	13.59%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)[3]	13.98%	8.60%	8.40%	9.98%

EIC Value Fund — Class C Shares Average Annual Total Returns for the Periods Ended December 31, 2024	1 Year	5 Years	10 Years	Since Inception (July 18, 2011)
Class C Shares Return Before Taxes	10.38%[4]	10.40%	7.87%	8.95%
S&P 500® Index (reflects no deductions for fees or expenses or taxes)[3]	25.02%	14.53%	13.10%	13.99%
Russell 3000® Value Index (reflects no deductions for fees or expenses or taxes)[3]	13.98%	8.60%	8.40%	10.44%

EIC Value Fund — Institutional Class Shares Average Annual Total Returns for the Periods Ended December 31, 2024	1 Year	5 Years	10 Years	Since Inception (April 29, 2011)
Institutional Class Shares Return Before Taxes	11.58%	11.51%	8.95%	9.77%
S&P 500® Index (reflects no deductions for fees or Expenses)[3]	25.02%	14.53%	13.10%	13.42%
Russell 3000® Value Index (reflects no deductions for fees or Expenses)[3]	13.98%	8.60%	8.40%	9.82%

[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.50%.
[2]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant period.
[3]	Effective September 1, 2024, the Fund’s primary broad-based performance index changed to the S&P 500® Index due to the SEC’s revised definition for such an index. The S&P 500® Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The Fund will retain the Russell 3000® Value Index as its additional benchmark for performance comparison. The Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe, which more closely aligns with the Fund’s investment strategy.
[4]	Reflects the imposition of the maximum deferred sales charge of 1.00%.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class A shares only; after-tax returns for Class C and Institutional shares will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares only; after-tax returns for Class C and Institutional shares will vary.

Performance Availability Website Address [Text]	www.eicvalue.com
Performance Availability Phone [Text]	877-342-0111
Pacific Capital Tax-Free Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years and 10 years compare with a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Funds’ website at https://www.boh.com/personal/mutual-funds or by calling the Funds toll-free at (888) 678-6034.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years and 10 years compare with a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests.
Bar Chart [Table]

Bar Chart Closing [Text Block]	Calendar Year-to-Date Total Return as of June 30, 2025: 0.45% During the periods shown in the chart:
Best Quarter	Worst Quarter
5.51%	(5.26)%
(December 31, 2023)	(March 31, 2022)

Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return	0.45%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.51%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.26%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns For the period ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns For the period ended December 31, 2024	1 Year	5 Years	10 Years
Class Y
Return Before Taxes	2.11%	0.91%	1.87%
Return After Taxes on Distributions	2.05%	0.88%	1.86%
Return After Taxes on Distributions and Sale of Fund Shares	2.38%[1]	1.27%[1]	2.02%[1]
Bloomberg Municipal Bond Index[2] (reflects no deductions for fees, expenses or taxes)	1.05%	0.99%	2.25%
Bloomberg Hawaii Municipal Bond Index[2] (reflects no deductions for fees, expenses or taxes)	1.02%	0.76%	1.98%

[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant periods.
[2]	Effective September 1, 2024, the Fund’s primary broad-based performance index changed to the Bloomberg Municipal Bond Index due to regulatory requirements. The Bloomberg Municipal Bond Index measures the performance of the Bloomberg U.S. Municipal bond market, which covers the USD-denominated long-term tax-exempt bond market with four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The Fund will retain the Bloomberg Hawaii Municipal Bond Index as its additional benchmark for performance comparison. The Bloomberg Hawaii Municipal Bond Index is a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Availability Website Address [Text]	https://www.boh.com/personal/mutual-funds
Performance Availability Phone [Text]	(888) 678-6034
Pacific Capital Tax-Free Short Intermediate Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years and 10 years compare with a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Funds’ website at https://www.boh.com/personal/mutual-funds or by calling the Funds toll-free at (888) 678-6034.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years and 10 years compare with a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests.
Bar Chart [Table]

Bar Chart Closing [Text Block]	Year to Date Total Return as of June 30, 2025: 0.99% During the periods shown in the chart:
Best Quarter	Worst Quarter
4.61%	(3.07)%
(December 31, 2023)	(September 30, 2023)

Year to Date Return, Label [Optional Text]	Year to Date Total Return
Bar Chart, Year to Date Return	0.99%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.07%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns For the period ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns For the period ended December 31, 2024	1 Year	5 Years	10 Years
Class Y
Return Before Taxes	1.48%	0.86%	1.13%
Return After Taxes on Distributions	1.41%	0.82%	1.11%
Return After Taxes on Distributions and Sale of Fund Shares	1.91%[1]	1.05%[1]	1.22%[1]
Bloomberg Municipal Bond Index[2] (reflects no deductions for fees, expenses or taxes)	1.05%	0.99%	2.25%
Bloomberg Hawaii 3-Year Municipal Bond Index[2] (reflects no deductions for fees, expenses or taxes)	2.05%	0.58%	1.07%

[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant periods.
[2]	Effective September 1, 2024, the Fund’s primary broad-based performance index changed to the Bloomberg Municipal Bond Index due to regulatory requirements. The Bloomberg Municipal Bond Index measures the performance of the Bloomberg U.S. Municipal bond market, which covers the USD-denominated long-term tax-exempt bond market with four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The Fund will retain the Bloomberg Hawaii 3-Year Municipal Bond Index as its additional benchmark for performance comparison. The Bloomberg Hawaii 3-Year Municipal Bond Index is the 2-4 year component of the Bloomberg Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Availability Website Address [Text]	https://www.boh.com/personal/mutual-funds
Performance Availability Phone [Text]	(888) 678-6034
Pacific Capital U.S. Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing the Fund’s average annual total returns for 1 year and since inception period. Past performance does not necessarily indicate how the Fund will perform in the future. The Fund commenced operations on June 14, 2018 and subsequently ceased investment operations on April 14, 2021 due to redemption of all shareholders. The Fund currently has no assets and no shareholders, and, therefore, no performance information is presented for periods after March 31, 2021.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing the Fund’s average annual total returns for 1 year and since inception period.
Bar Chart [Table]

Bar Chart Closing [Text Block]	Calendar Year-to-Date Total Return as of March 31, 2021: 0.00% During the periods shown in the chart:
Best Quarter	Worst Quarter
0.51%	0.00%
(June 30, 2019)	(December 31, 2020)

Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return	none
Bar Chart, Year to Date Return, Date	Mar. 31, 2021
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	0.51%
Highest Quarterly Return, Date	Jun. 30, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020
Performance Table Heading	Average Annual Total Returns For the period ended December 31, 2020
Performance [Table]
Average Annual Total Returns For the period ended December 31, 2020[1]	1 Year	Since Inception (June 14, 2018)
Investor Class Shares	0.25%	1.18%

[1]	The Fund ceased investment operations on April 14, 2021.

Polen Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide an indication of the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Class shares from year to year; and (b) how the average annual total return of the Fund’s Institutional Class and Investor Class shares compare to those of a regulatorily required broad-based securities market index (S&P 500® Index) (the “Regulatory Benchmark”) and the Russell 1000® Growth Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/growth-fund or by calling the Fund toll-free at (888) 678-6024.

Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide an indication of the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Class shares from year to year; and (b) how the average annual total return of the Fund’s Institutional Class and Investor Class shares compare to those of a regulatorily required broad-based securities market index (S&P 500® Index) (the “Regulatory Benchmark”) and the Russell 1000® Growth Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.
Bar Chart [Heading]	Institutional Class Annual Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]	Calendar Year-to-Date Total Return as of June 30, 2025: 2.19% During the periods shown in the chart:
Best Quarter	Worst Quarter
27.04%	(24.06)%
(June 30, 2020)	(June 30, 2022)

Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return	2.19%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.06%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Polen Growth Fund — Institutional Class Shares Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years	Since Inception (September 15, 2010)
Return Before Taxes	16.23%	10.41%	13.48%	14.37%
Return After Taxes on Distributions	14.91%	9.39%	12.72%	13.66%
Return After Taxes on Distributions and Sale of Shares	10.63%	8.12%	11.15%	12.28%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)[1]	33.36%	18.96%	16.78%	17.24%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)[1]	25.02%	14.53%	13.10%	14.45%

Polen Growth Fund — Investor Class Shares Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years	Since Inception (December 30, 2010)
Return Before Taxes	15.98%	10.14%	13.20%	13.30%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)[1]	33.36%	18.96%	16.78%	16.40%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)[1]	25.02%	14.53%	13.10%	13.78%

[1]	The Russell 1000® Growth Index is an unmanaged index measuring the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-value ratios and higher forecasted growth values. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.

Performance Availability Website Address [Text]	https://www.polencapital.com/strategies/growth-fund
Performance Availability Phone [Text]	(888) 678-6024
Polen Global Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past nine calendar years and show how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the MSCI All Country World® Index (“ACWI”) (Net Dividend), a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/global-growth-fund or by calling the Fund toll-free at (888) 678-6024.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past nine calendar years and show how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the MSCI All Country World® Index (“ACWI”) (Net Dividend), a broad measure of market performance.
Bar Chart [Heading]	Institutional Class Annual Total Return
Bar Chart [Table]

Bar Chart Closing [Text Block]	Calendar Year-to-Date Total Return as of June 30, 2025: 2.15% During the periods shown in the chart:
Best Quarter	Worst Quarter
20.58%	(18.05)%
(June 30, 2020)	(June 30, 2022)

Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return	2.15%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.05%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Polen Global Growth Fund — Institutional Class Shares Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	5 Years	10 Years	Since Inception (December 30, 2014)
Return Before Taxes	12.16%	7.99%	11.38%	11.26%
Return After Taxes on Distributions	11.24%	7.63%	11.14%	11.02%
Return After Taxes on Distributions and Sale of Shares	7.91%	6.29%	9.47%	9.36%
MSCI All Country World® Index (“ACWI”) (Net Dividend) (reflects no deductions for fees, expenses or taxes)[1]	20.21%	11.14%	10.08%	9.95%

Polen Global Growth Fund — Investor Class Shares Average Annual Total Returns as of December 31, 2024	1 Year	5 Years	Since Inception (July 6, 2015)
Return Before Taxes	11.89%	7.73%	11.24%
MSCI All Country World® Index (“ACWI”) (Net Dividend) (reflects no deductions for fees, expenses or taxes)[1]	20.21%	11.14%	10.06%

[1]	The MSCI All Country World® Index (“ACWI”) (Net Dividend) captures large and mid-cap representation across 23 Developed Markets and 24 Emerging Markets countries. With 2,837 constituents, the MSCI ACWI (Net Dividend) covers approximately 85% of the global investable equity opportunity.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.

Performance Availability Website Address [Text]	https://www.polencapital.com/strategies/global-growth-fund
Performance Availability Phone [Text]	(888) 678-6024
Polen International Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past seven calendar years and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI All Country World® Index (“ACWI”)(ex-USA) (Net Dividend) a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/international-growth-fund or by calling the Fund toll-free at (888) 678-6024.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past seven calendar years and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI All Country World® Index (“ACWI”)(ex-USA) (Net Dividend) a broad measure of market performance.
Bar Chart [Heading]	Institutional Class Annual Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]	Calendar Year-to-Date Total Return as of June 30, 2025: 7.37% During the periods shown in the chart
Best Quarter	Worst Quarter
15.52%	(16.77)%
(December 31, 2023)	(June 30, 2022)

Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return	7.37%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.52%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.77%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Polen International Growth Fund — Institutional Class Shares Average Annual Total Returns as of December 31, 2024	1 Year	5 Years	Since Inception (December 30, 2016)
Return Before Taxes	(3.77)%	0%	5.91%
Return After Taxes on Distributions	(3.80)%	(0.02)%	5.86%
Return After Taxes on Distributions and Sale of Shares	(2.08)%[1]	0.01%[1]	4.70%
MSCI ACWI (ex-USA) (Net Dividend) (reflects no deductions for fees, expenses or taxes)[2]	12.62%	6.83%	7.44%

Polen International Growth Fund — Investor Class Shares Average Annual Total Returns as of December 31, 2024	1 Year	5 Years	Since Inception (March 15, 2017)
Return Before Taxes	(4.01)%	(0.25)%	4.63%
MSCI ACWI (ex-USA) (Net Dividend) (reflects no deductions for fees, expenses or taxes)[2]	12.62%	6.83%	7.02%

[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant periods.
[2]	The MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend) captures large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the US) and 24 Emerging Markets countries. With 2,226 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.

Performance Availability Website Address [Text]	https://www.polencapital.com/strategies/international-growth-fund
Performance Availability Phone [Text]	(888) 678-6024
Polen U.S. Small Company Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide an indication of the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Class shares from year to year; and (b) how the average annual total return of the Fund’s Institutional Class, Investor Class, and Class Y shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the “Regulatory Benchmark”) and the Russell 2000® Growth Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Effective June 30, 2025, the Fund’s investment strategy and portfolio manager changed. The Fund’s returns as reflected in the bar chart and the table are those of the Fund under the previous strategy and portfolio manager. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/small-company-growth-fund or by calling the Fund toll-free at (888) 678-6024.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide an indication of the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Class shares from year to year; and (b) how the average annual total return of the Fund’s Institutional Class, Investor Class, and Class Y shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the “Regulatory Benchmark”) and the Russell 2000® Growth Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.
Bar Chart [Table]

Bar Chart Closing [Text Block]	Calendar Year-to-Date Total Return as of June 30, 2025: (4.75)% During the periods shown in the chart:
Best Quarter	Worst Quarter
44.91%	(25.79)%
(June 30, 2020)	(June 30, 2022)

Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return	(4.75%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	44.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.79%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance [Table]
Polen U.S. Small Company Growth Fund — Institutional Class Shares Average Annual Total Returns as of December 31, 2024	1 Year	5 Years	Since Inception (November 1, 2017)
Return Before Taxes	3.75%	4.74%	6.38%
Return After Taxes on Distributions	3.75%	4.54%	6.21%
Return After Taxes on Distributions and Sale of Shares	2.22%	3.71%	5.07%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)[1]	15.15%	6.86%	7.43%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)[1]	32.46%	18.25%	17.57%

Polen U.S. Small Company Growth Fund — Investor Class Shares Average Annual Total Returns as of December 31, 2024	1 Year	5 Years	Since Inception (February 8, 2019)
Return Before Taxes	3.52%	4.47%	4.93%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)[1]	15.15%	6.86%	8.30%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)[1]	32.46%	18.25%	19.54%

Polen U.S. Small Company Growth Fund — Class Y Shares Average Annual Total Returns For the Periods Ended December 31, 2024	1 Year	Since Inception (June 1, 2021)
Return Before Taxes	3.81%	(5.82)%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)[1]	15.15%	(0.17)%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)[1]	32.46%	13.50%

[1]	The Russell 2000® Growth Index is an unmanaged index measuring the performance of the small-cap growth segment of the US equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.

Performance Availability Website Address [Text]	https://www.polencapital.com/strategies/small-company-growth-fund
Performance Availability Phone [Text]	(888) 678-6024
Polen Emerging Markets Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past four calendar years and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI Emerging Markets Index (Net Dividend), a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/global-emerging-markets-growth-strategy or by calling the Fund toll-free at (888) 678-6024.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past four calendar years and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI Emerging Markets Index (Net Dividend), a broad measure of market performance.
Bar Chart [Heading]	Institutional Class Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Calendar Year-to-Date Total Return as of June 30, 2025: 14.75% During the periods shown in the chart:
Best Quarter	Worst Quarter
13.06%	(15.47)%
(December 31, 2022)	(March 31, 2022)

Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return	14.75%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.06%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.47%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Polen Emerging Markets Growth Fund — Institutional Class Shares Average Annual Total Returns as of December 31, 2024	1 Year	Since Inception October 16, 2020
Return Before Taxes	4.45%	(4.15)%
Return After Taxes on Distributions	4.59%	(4.05)%
Return After Taxes on Distributions and Sale of Shares[1]	2.86%	(3.00)%[1]
MSCI Emerging Markets Index (Net Dividend) (reflects no deductions for fees, expenses or taxes)[2]	13.12%	3.99%

[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
[2]	The MSCI Emerging Markets Index (Net Dividend) captures large and mid-cap representation across 24 Emerging Market Countries. With 1,377 constituents, the MSCI Emerging Markets Index (Net Dividend) covers approximately 85% of the free float-adjusted market capitalization in each country.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.

Performance Availability Website Address [Text]	https://www.polencapital.com/strategies/global-emerging-markets-growth-strategy
Performance Availability Phone [Text]	(888) 678-6024
Polen U.S. SMID Company Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide an indication of the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Class shares from year to year; and (b) how the average annual total return of the Fund’s Institutional Class shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the “Regulatory Benchmark”) and the Russell 2500® Growth Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/us-smid-company-growth-strategy or by calling the Fund toll-free at (888) 678-6024.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide an indication of the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Class shares from year to year; and (b) how the average annual total return of the Fund’s Institutional Class shares compare to those of a regulatorily required broad-based securities market index (Russell 3000® Index) (the “Regulatory Benchmark”) and the Russell 2500® Growth Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.
Bar Chart [Table]

Bar Chart Closing [Text Block]	Calendar Year-to-Date Total Return as of June 30, 2025: (6.63)% During the periods shown in the chart:
Best Quarter	Worst Quarter
14.74%	(29.55)%
(December 31, 2023)	(June 30, 2022)

Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return	(6.63%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.55%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance [Table]
Polen U.S. SMID Company Growth Fund — Institutional Class Shares Average Annual Total Returns as of December 31, 2024	1 Year	Since Inception (April 1, 2021)
Return Before Taxes	1.50%	(5.11)%
Return After Taxes on Distributions	1.50%	(5.19)%
Return After Taxes on Distributions and Sale of Shares	0.89%	(3.84)%[1]
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)[2]	13.90%	0.65%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)[2]	32.46%	14.32%

[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant period.
[2]	The Russell 2500® Growth Index is an unmanaged index measuring the performance of the 2,500 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.

Performance Availability Website Address [Text]	https://www.polencapital.com/strategies/us-smid-company-growth-strategy
Performance Availability Phone [Text]	(888) 678-6024
Polen Opportunistic High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following information is intended to help you understand the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class Y shares from year to year; and (b) how the average annual total return of the Fund’s Class Y shares compare to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Universal Index) (the “Regulatory Benchmark”) and the ICE BofA U.S. High Yield Index (the “Performance Benchmark”). The Adviser believes that the Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. The Fund is the successor to the Polen DDJ Opportunistic High Yield Fund, a series of ALPS Series Trust (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, strategies, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on July 24, 2023 (the “Reorganization Date”). The performance in the bar chart and table prior to the Reorganization Date is that of the Predecessor Fund. The Fund’s performance information reflects applicable fee waivers/expense limitations, if any, during the period shown and absent such fee waivers/expense limitations performance would have been lower. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund or by calling the Fund toll-free at (888) 678-6024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information is intended to help you understand the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class Y shares from year to year; and (b) how the average annual total return of the Fund’s Class Y shares compare to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Universal Index) (the “Regulatory Benchmark”) and the ICE BofA U.S. High Yield Index (the “Performance Benchmark”). The Adviser believes that the Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements.
Bar Chart [Heading]	Annual Total Returns (For Calendar Years ended 12/31 - Class Y Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]	Calendar Year-to-Date Total Return as of June 30, 2025: 2.95% During the periods shown in the chart:
Best Quarter	Worst Quarter
9.83%	(15.97)%
(June 30, 2020)	(March 31, 2020)

Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return	2.95%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 20241	[1]
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns as of December 31, 2024[1]	1 Year	5 Years	Since Inception (July 16, 2015)
Class Y Shares Return Before Taxes	8.89%	3.57%	4.62%
Class Y Shares Return After Taxes on Distributions	5.42%	0.51%	1.25%
Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares	5.19%	1.36%[2]	2.00%[2]
Institutional Class Return Before Taxes	8.87%	3.56%	4.62%
Investor Class Shares Return Before Taxes	8.51%	3.21%	4.27%
ICE BofA U.S. High Yield Index* (reflects no deduction for fees, expenses or taxes)[3]	8.22%	4.04%	5.08%
Bloomberg U.S. Universal Index** (reflects no deduction for fees, expenses or taxes)[3]	2.04%	0.06%	1.79%

*	Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, its affiliates and their respective third-party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the index, index data and any data included in, related to, or derived therefrom. Neither ICE DATA, its affiliates or their respective third-party providers shall not be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the index or the index data or any component thereof, and the index and index data and all components thereof are provided on an “as is” basis and your use is at your own risk. ICE DATA, its affiliates and their respective third-party suppliers do not sponsor, endorse, or recommend the Adviser, the Fund, or any of the Adviser’s products or services.
**	Source: Bloomberg Index Services Limited. BLOOMBERG® and the Bloomberg indices referenced herein (for purposes of this paragraph, the “Indices”, and each such index, an “Index”) are service marks of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider,”) and have been licensed for use for certain purposes to Polen Capital Credit, LLC (the “Licensee”). To the extent a Third-Party Provider contributes intellectual property in connection with the Index, such third-party products, company names and logos are trademarks or service marks, and remain the property, of such Third-Party Provider. Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors, including a Third-Party Provider, approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither Bloomberg nor Bloomberg’s licensors, including a Third-Party Provider, shall have any liability or responsibility for injury or damages arising in connection therewith.
[1]	The performance information reflects the performance of the Predecessor Fund from its inception on July 16, 2015 through the Reorganization Date.
[2]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant periods.
[3]	The ICE BofA U.S. High Yield Index, which is maintained by ICE Data Indices, LLC, is market capitalization weighted and comprises U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class Y shares; after-tax returns for Institutional Class shares and Investor Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class Y shares; after-tax returns for Institutional Class shares and Investor Class shares will vary.

Performance Availability Website Address [Text]	https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund
Performance Availability Phone [Text]	(888) 678-6024
Polen High Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. Once available, performance information will be presented in this section of this Prospectus.

Performance One Year or Less [Text]	Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time.
Polen Floating Rate Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The returns presented below for the Fund reflect the performance of the Institutional Class shares of the Polen Bank Loan Fund (the “Predecessor Fund”). The Fund has adopted the performance of the Institutional Class shares of the Predecessor Fund as the result of a reorganization consummated after the close of business on March 21, 2025, in which the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” Fund with no assets and had not commenced operations.

The Predecessor Fund was managed by the same investment adviser and the same portfolio managers as the Fund. The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and a substantially similar investment strategy as the Predecessor Fund. While the Fund’s investment strategy is substantially similar to the Predecessor Fund’s investment strategy and the Predecessor Fund theoretically would have invested in a similar portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, difference in strategies and fees and expenses.

The bar chart and the performance table below provide an indication of the risks and volatility of investing in the Fund by showing: (a) changes in the performance of the Predecessor Fund’s Institutional Class shares from year to year; and (b) how the average annual total return of the Predecessor Fund’s Institutional Class shares compare to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Universal Index) (the “Regulatory Benchmark”) and the Morningstar LSTA U.S. Leveraged Loan Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/floating-rate-income-etf or by calling the Fund toll-free at (888) 426-7515.

Performance Past Does Not Indicate Future [Text]	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. Total returns would have been lower had certain fees and expenses not been waived or reimbursed.
Bar Chart [Table]

Bar Chart Closing [Text Block]	During the periods shown in the chart:
Best Quarter	Worst Quarter
4.14%	1.64%
(March 31, 2023)	(September 30, 2024)

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.14%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	1.64%
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Predecessor Fund — Institutional Class Shares Average Annual Total Returns as of December 31, 2024	1 Year	Since Inception (June 30, 2022)
Return Before Taxes	8.88%	10.14%
Return After Taxes on Distributions	4.47%	5.96%
Return After Taxes on Distributions and Sale of Shares	5.26%	5.95%
Morningstar LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[1]	8.95%	10.47%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[1,2]	2.04%	2.29%

[1]	The Morningstar LSTA U.S. Leveraged Loan Index is a market-value weighted index designed to measure the performance of the U.S. leveraged loan index. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.
[2]	Source: Bloomberg Index Services Limited. BLOOMBERG® and the Bloomberg indices referenced herein (for purposes of this paragraph, the “Indices”, and each such index, an “Index”) are service marks of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider,”) and have been licensed for use for certain purposes to Polen Capital Credit, LLC (the “Licensee”). To the extent a Third-Party Provider contributes intellectual property in connection with the Index, such third-party products, company names and logos are trademarks or service marks, and remain the property, of such Third-Party Provider. Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors, including a Third-Party Provider, approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither Bloomberg nor Bloomberg’s licensors, including a Third-Party Provider, shall have any liability or responsibility for injury or damages arising in connection therewith.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Institutional Class shares of the Predecessor Fund; after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares of the Predecessor Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	https://www.polencapital.com/strategies/floating-rate-income-etf
Performance Availability Phone [Text]	(888) 426-7515
Private Capital Management Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class I shares from year to year; and (b) how the average annual total return of the Fund’s Class I shares compares to those of a regulatorily required broad-based securities market index (Russell 1000® Equal Weight Index) (the “Regulatory Benchmark”) and the Russell 2000® Index (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.

The Fund’s past performance (both before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.private-cap.com or by calling the Fund toll-free at (888) 568-1267.

The annual returns in the bar chart are for the Fund’s Class I shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown. In addition, total returns would have been lower had certain fees and expenses not been waived or reimbursed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (both before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	The annual returns in the bar chart are for the Fund’s Class I shares and do not reflect sales loads.
Bar Chart [Heading]	Annual Total Returns For Past Ten Calendar Years - Class I1
Bar Chart [Table]

Bar Chart Closing [Text Block]

Calendar Year-to-Date Total Return as of June 30, 2025: (7.29)%

During the periods shown in the bar chart, the Fund’s best quarter was up 37.45% (December 31, 2020) and the Fund’s worst quarter was down (38.97)% (March 31, 2020).

Year to Date Return, Label [Optional Text]	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return	(7.29%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best quarter
Highest Quarterly Return	37.45%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarter
Lowest Quarterly Return	(38.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Private Capital Management Value Fund Class I Shares[1]	1 Year	5 Years	10 Years	Since Inception (January 1, 1987)
Return Before Taxes	31.32%	16.61%	10.22%	11.82%
Return After Taxes on Distributions	28.30%	14.42%	8.01%	10.02%
Return After Taxes on Distributions and Sale of Shares	19.90%	12.79%	7.54%	9.37%
Russell 2000® Index[2] (reflects no deductions for fees, expenses or taxes)	11.54%	7.40%	7.82%	9.24%
Russell 1000® Equal Weight Index[3] (reflects no deductions for fees, expenses or taxes)	11.53%	9.24%	8.78%	N/A4

[1]	Performance shown for the period from January 1, 1987 to May 28, 2010 is the performance of a corporate defined contribution plan account (the “Predecessor Account”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on May 28, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Predecessor Account’s performance has been adjusted to reflect the monthly deduction of the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement applicable to Class I shares of the Fund effective at the Fund’s commencement of operations on May 28, 2010. The Class C shares and the Class R shares have not been issued.
[2]	The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
[3]

The Russell 1000® Equal Weight Index is an unmanaged broad-based securities market index measuring the performance of the 1,000 largest companies in the Russell 3000® Index. It represents approximately 93% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market. As an “equal weight” index, the Russell 1000® Equal Weight Index equally weights each industry within the index and then equally weights the companies within each industry. This methodology is intended to capture representative performance of the investable companies in the U.S. equity market.

[4]	Index performance commences in 2000.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I shares; after-tax returns for Class C and Class R shares will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares; after-tax returns for Class C and Class R shares will vary. The Class C shares and the Class R shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses. The Predecessor Account was not registered as a mutual fund under the Investment Company Act of 1940, as amended (“1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and Internal Revenue Code of 1986, as amended. If the Predecessor Account had been registered under the 1940 Act its performance may have been different.

Performance Availability Website Address [Text]	www.private-cap.com
Performance Availability Phone [Text]	(888) 568-1267

[1]	The performance information reflects the performance of the Predecessor Fund from its inception on July 16, 2015 through the Reorganization Date.